Variable Interest Entities - Carrying Amounts (Details) - USD ($) $ in Millions	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 939		$ 879	$ 431	$ 1,554
Personal loans	13,295		3,831
SpringCastle Portfolio (includes loans of consolidated VIEs of $1.7 billion in 2015 and $2.1 billion in 2014)	1,703		2,091
Allowance for finance receivable losses	592		182	428	259
Restricted cash and cash equivalents	676		218
Other assets	611		464
Long-term debt	17,300		8,356
Other liabilities	384		242
Consolidated VIEs
Variable Interest Entity [Line Items]
Cash and cash equivalents	11		52
Allowance for finance receivable losses	431		72
Restricted cash and cash equivalents	663		210
Other assets	48		23
Long-term debt	11,654		3,630
Other liabilities	17		8
Consolidated VIEs | New Accounting Pronouncement, Early Adoption, Effect [Member] | Other Assets
Variable Interest Entity [Line Items]
Debt issuance cost		$ (14)
Consolidated VIEs | New Accounting Pronouncement, Early Adoption, Effect [Member] | Long-term Debt
Variable Interest Entity [Line Items]
Debt issuance cost		$ 14
Personal Loans
Variable Interest Entity [Line Items]
Allowance for finance receivable losses	541		132	95	67
Personal Loans | Consolidated VIEs
Variable Interest Entity [Line Items]
Personal loans	11,448		1,853
SpringCastle Portfolio
Variable Interest Entity [Line Items]
Allowance for finance receivable losses	4		3	$ 1	$ 0
SpringCastle Portfolio | Consolidated VIEs
Variable Interest Entity [Line Items]
SpringCastle Portfolio (includes loans of consolidated VIEs of $1.7 billion in 2015 and $2.1 billion in 2014)	$ 1,703		$ 2,091